Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 2,523	$ 2,569	$ 2,581
Net (income) attributable to noncontrolling interests	(78)	(53)	(63)
Net loss from discontinued operations			(66)
Net income from continuing operations applicable to shareholders of The Bank of New York Mellon Corporation	2,445	2,516	2,584
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Provision for credit losses	(80)	1	11
Pension plan contribution	(441)	(71)	(46)
Depreciation and amortization	1,246	776	629
Deferred tax (benefit) expense	252	12	1,199	[1]
Net securities (gains) and venture capital (income)	(170)	(65)	(57)
Change in trading activities	(1,412)	(425)	(155)
Change in accruals and other, net	(211)	(533)	(115)
Net cash provided by operating activities	1,629	2,211	4,050
Investing activities
Change in interest-bearing deposits with banks	(6,892)	12,983	7,073
Change in interest-bearing deposits with the Federal Reserve and other central banks	133	(70,787)	(11,187)
Purchases of securities held-to-maturity	(3,477)	(1,226)	(19)
Paydowns of securities held-to-maturity	829	233	255
Maturities of securities held-to-maturity	710	1,127	316
Purchases of securities available-for-sale	(43,788)	(42,367)	(23,585)
Sales of securities available-for-sale	10,265	9,507	5,981
Paydowns of securities available-for-sale	9,769	8,332	7,944
Maturities of securities available-for-sale	8,606	9,385	2,666
Net change in loans	(2,754)	(6,863)	310
Sales of loans and other real estate	320	604	511
Change in federal funds sold and securities purchased under resale agreements	(2,083)	659	(1,634)
Change in seed capital investments	59	162	(160)
Purchases of premises and equipment/capitalized software	(652)	(642)	(230)
Proceeds from the sale of premises and equipment	6	13	14
Acquisitions, net cash	(29)	(64)	(2,793)
Dispositions, net cash			133
Other, net	(409)	(1,234)	(591)
Net effect of discontinued operations			59
Net cash (used for) investing activities	(29,387)	(80,178)	(14,937)
Financing activities
Change in deposits	26,226	74,252	8,527
Change in federal funds purchased and securities sold under repurchase agreements	1,160	665	2,058
Change in payables to customers and broker-dealers	3,424	2,709	(762)
Change in other borrowed funds	(796)	(549)	1,988
Change in commercial paper	328		(2)
Net proceeds from the issuance of long-term debt	2,761	5,042	1,347
Repayments of long-term debt	(4,163)	(1,911)	(2,614)
Proceeds from the exercise of stock options	40	18	31
Issuance of common stock	25	25	697
Issuance of preferred stock	1,068
Treasury stock acquired	(1,148)	(873)	(41)
Common cash dividends paid	(623)	(593)	(440)
Preferred cash dividends paid	(18)
Other, net	4	(20)	1
Net cash provided by financing activities	28,288	78,765	10,790
Effect of exchange rate changes on cash	22	(298)	40
Change in cash and due from banks
Change in cash and due from banks	552	500	(57)
Cash and due from banks at beginning of period	4,175	3,675	3,732
Cash and due from banks at end of period	4,727	4,175	3,675
Supplemental disclosures
Interest paid	561	586	591
Income taxes paid	709	640	699
Income taxes refunded	$ 51	$ 136	$ 197

[1]	Based on continuing operations for 2010.